Morgan Stanley Insured Municipal Bond Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002

Dear Shareholder:

During the 12 months ended October 31, 2002, U.S. economic indicators fluctuated between stronger and weaker growth. The economy continued to recover from recession and the aftermath of September 11. Real gross domestic product
(GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. In the spring, the economy began to send mixed signals and the recovery lost momentum. Weakness in manufacturing and capital spending combined with corporate-accounting scandals and geopolitical turmoil to slow GDP to a 1.3 percent annual rate in the second quarter. The strongest consumer spending of the year and the restocking of inventories led to 4.0 percent annual growth in the third quarter.

As the economy gained strength in the first few months of 2002, a general consensus developed that the Federal Reserve Board would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus shifted to favoring bonds as labor market and capital-spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral toward one of easing. The market's expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a downdraft in bond prices. However, renewed concerns about the economy helped bond prices improve by month-end. On November 6, 2002, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

Municipal Market Conditions

The economic environment and unsettled equity markets lowered municipal yields to levels last seen in the 1960s. The yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of 4.74 percent in September. The index yield stood at 4.96 percent at the end of October 2002. Throughout the period the slope of the municipal yield curve remained steep. The yield pickup for extending maturities from 1 to 30 years averaged 350 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the summer rally in Treasuries, the ratio jumped to 102 percent in September but declined to 99 percent by the end of October. These levels imply that municipals are cheap relative to Treasuries.

State and local governments took advantage of lower interest rates to refinance outstanding debt in a manner similar to homeowners refinancing their mortgages. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 27 percent to a record $292 billion in the

Morgan Stanley Insured Municipal Bond Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued


first ten months of 2002. Refunding issues represented almost one-quarter of the total. California, Florida, New York, and Texas, the largest states in terms of issuance, represented 40 percent of the national volume. Issuance is on track to raise calendar year 2002's volume to more than $325 billion.


                          30-Year Bond Yields 1997-2002

  Date   U.S. Treasury Yields  Insured Municipal Yields   Insured Municipal Yields/U.S. Treasury Yields (Ratio)
  ----   --------------------  ------------------------   -----------------------------------------------------
12/31/96         5.60                    6.63                                   84,46%
01/31/97         5.70                    6.79                                   83.95%
02/28/97         5.65                    6.80                                   83.09%
03/31/97         5.90                    7.10                                   83.10%
04/30/97         5.75                    6.94                                   82.85%
05/31/97         5.65                    6.91                                   81.77%
06/30/97         5.60                    6.78                                   82.60%
07/30/97         5.30                    6.30                                   84.13%
08/31/97         5.50                    6.61                                   83.21%
09/30/97         5.40                    6.40                                   84.38%
10/31/97         5.35                    6.15                                   86.99%
11/30/97         5.30                    6.05                                   87.60%
12/31/97         5.15                    5.92                                   86.99%
01/31/98         5.15                    5.80                                   88.79%
02/28/98         5.20                    5.92                                   87.84%
03/31/98         5.25                    5.93                                   88.53%
04/30/98         5.35                    5.95                                   89.92%
05/31/98         5.20                    5.80                                   89.66%
06/30/98         5.20                    5.65                                   92.04%
07/30/98         5.18                    5.71                                   90.72%
08/31/98         5.03                    5.27                                   95.45%
09/30/98         4.95                    5.00                                   99.00%
10/31/98         5.05                    5.16                                   97.87%
11/30/98         5.00                    5.06                                   98.81%
12/31/98         5.05                    5.10                                   99.02%
01/31/99         5.00                    5.09                                   98.23%
02/28/99         5.10                    5.58                                   91.40%
03/31/99         5.15                    5.63                                   91.47%
04/30/99         5.20                    5.66                                   91.87%
05/30/99         5.30                    5.83                                   90.91%
06/30/99         5.47                    5.96                                   91.78%
07/30/99         5.55                    6.10                                   90.98%
08/31/99         5.75                    6.06                                   94.88%
09/30/99         5.85                    6.05                                   96.69%
10/31/99         6.03                    6.16                                   97.89%
11/30/99         6.00                    6.29                                   95.39%
12/31/99         5.97                    6.48                                   92.13%
01/31/00         6.18                    6.49                                   95.22%
02/29/00         6.04                    6.14                                   98.37%
03/31/00         5.82                    5.83                                   99.83%
04/30/00         5.91                    5.96                                   99.16%
05/31/00         5.91                    6.01                                   98.34%
06/30/00         5.84                    5.90                                   98.98%
07/30/00         5.73                    5.78                                   99.13%
08/31/00         5.62                    5.67                                   99.12%
09/30/00         5.74                    5.89                                   97.45%
10/31/00         5.65                    5.79                                   97.58%
11/30/00         5.55                    5.61                                   98.93%
12/31/00         5.27                    5.46                                   96.52%
01/31/01         5.30                    5.50                                   96.36%
02/28/01         5.27                    5.31                                   99.25%
03/31/01         5.26                    5.44                                   96.69%
04/30/01         5.45                    5.79                                   94.13%
05/30/01         5.40                    5.75                                   93.91%
06/30/01         5.35                    5.76                                   92.88%
07/30/01         5.16                    5.52                                   93.48%
08/31/01         5.07                    5.37                                   94.41%
09/30/01         5.20                    5.42                                   95.94%
10/31/01         5.04                    4.87                                  103.49%
11/30/01         5.17                    5.29                                   97.73%
12/31/01         5.36                    5.47                                   97.99%
01/31/02         5.22                    5.43                                   96.13%
02/28/02         5.14                    5.42                                   94.83%
03/31/02         5.43                    5.80                                   93.62%
04/30/02         5.30                    5.59                                   94.81%
05/30/02         5.29                    5.62                                   94.13%
06/30/02         5.27                    5.51                                   95.64%
07/30/02         5.12                    5.30                                   96.60%
08/31/02         5.00                    4.93                                  101.42%
09/30/02         4.74                    4.67                                  101.50%
10/31/02         4.92                    4.99                                   98.60%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.


Performance

The net asset value (NAV) of Morgan Stanley Insured Municipal Bond Trust (IMB) increased from $15.70 to $15.90 per share for the fiscal year ended October 31, 2002. Based on this change, plus the reinvestment of tax-free dividends totaling $0.8175 per share and a long-term capital gain distribution of $0.138 per share, the Trust's total NAV return was 8.22 percent. IMB's value on the New York Stock Exchange (NYSE) increased from $14.29 to $14.31 per share during the same period. Based on this change plus the reinvestment of dividends and distributions, IMB's total market return was 7.01 percent. On October 31, 2002, IMB's NYSE market price was at a 10.0 percent discount to its NAV.

Morgan Stanley Insured Municipal Bond Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued


Monthly dividends for the fourth quarter of 2002 were declared in September. Beginning with the October payment, the monthly dividend was increased from $0.0675 to $0.0750 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.181 per share on October 31, 2002, versus $0.128 per share last year.

Portfolio Structure

The Trust's total net assets of $104 million, including Auction Rate Preferred Shares (ARPS), were diversified among 13 long-term sectors and 47 credits. At the end of October, the portfolio's average maturity was 20 years. Average duration, a measure of sensitivity to interest-rate changes, was 6.8 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

The Impact of Leveraging

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the fiscal year, ARPS leverage contributed approximately $0.14 per share to common share earnings. The Trust's ARPS series totaled $30 million and represented 29 percent of total net assets. In July 2002, the series was extended until July 2004 at a yield of 2.199 percent.

Looking Ahead

The Federal Reserve Board's cautious approach toward an eventual rate tightening earlier this year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accommodative resulted in a major bond rally during the second and third calendar quarters. We believe that the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

Morgan Stanley Insured Municipal Bond Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued


The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the 12-month period ended October 31, 2002, the Trust purchased and retired 112,400 shares of common stock at a weighted average market discount of 7.18 percent.

We appreciate your ongoing support of Morgan Stanley Insured Municipal Bond Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Insured Municipal Bond Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued


LARGEST SECTORS AS OF OCTOBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

[GRAPHIC OMITTED]

TRANSPORTATION .................... 24%
WATER & SEWER ..................... 23%
GENERAL OBLIGATION ................ 10%
PUBLIC FACILITIES .................  8%
REFUNDED ..........................  7%
MORTGAGE ..........................  6%
HOSPITAL ..........................  5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT ENHANCEMENTS AS OF OCTOBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

[GRAPHIC OMITTED]

AMBAC ............................. 26%
FGIC .............................. 23%
FSA ............................... 14%
U.S. GOV'T BACKED .................  3%
MBIA .............................. 34%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

[GRAPHIC OMITTED]

WEIGHTED AVERAGE MATURITY: 20 YEARS

1-5 YEARS .........................  0.0%
5-10 YEARS ........................  5.2%
10-20 YEARS ....................... 53.9%
20-30 YEARS ....................... 32.1%
30+ YEARS .........................  8.8%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured Municipal Bond Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued



                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                OCTOBER 31, 2002


                                PERCENT CALLABLE

                                [GRAPHIC OMITTED]

                    WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

                 2002 ........................................ 3%
                 2003 ........................................ 4%
                 2004 ........................................ 0%
                 2005 ........................................ 4%
                 2006 ........................................11%
                 2007 ........................................ 1%
                 2008 ........................................ 1%
                 2009 ........................................11%
                 2010 ........................................30%
                 2011 ........................................17%
                 2012+........................................18%

                              YEARS BONDS CALLABLE



                               COST (BOOK) YIELD*

                                [GRAPHIC OMITTED]

                        WEIGHTED AVERAGE BOOK YIELD: 5.7%

                 2002 ........................................ 7.0%
                 2003 ........................................ 7.1%
                 2004 ........................................
                 2005 ........................................ 6.2%
                 2006 ........................................ 6.2%
                 2007 ........................................ 5.6%
                 2008 ........................................ 5.3%
                 2009 ........................................ 5.8%
                 2010 ........................................ 5.7%
                 2011 ........................................ 5.3%
                 2012+........................................ 5.1%


* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE TRUST'S OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 7.0% ON 3% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured Municipal Bond Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments


Alaska .............    2.7%  Idaho .............    1.6%   New Hampshire ...........    4.7%  Pennsylvania ...............     4.1%
Arizona ............    2.2   Illinois ..........    8.2    New Jersey ..............    2.0   Puerto Rico ................     3.2
California .........    1.1   Indiana ...........    3.6    New Mexico ..............    1.0   South Carolina .............     3.7
Colorado ...........    3.1   Kansas ............    1.0    New York ................   10.7   Texas ......................     4.1
Florida ............   12.5   Michigan ..........    4.1    North Carolina ..........    1.0   Virginia ...................     6.3
Georgia ............    5.4   Missouri ..........    4.9    Ohio ....................    2.0   Joint exemptions* ..........    (1.0)
Hawaii .............    3.1   Nevada ............    3.0    Oregon ..................    1.7                                  -----
                                                                                               Total ......................   100.0%
                                                                                                                              =====

------------
*  Joint exemptions have been included in each geographic location.

Morgan Stanley Insured Municipal Bond Trust
RESULTS OF ANNUAL MEETING


On October 23, 2002, an annual meeting of the Trust's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:



(1) Election of Trustee by all shareholders:
    Wayne E. Hedien
    For ............................................   3,850,255
    Withheld .......................................     100,467

(2) Election of Trustee by preferred shareholders:
    Manuel H. Johnson
    For ............................................        452
    Against ........................................          0

The following Trustees were not standing for reelection at this meeting:
Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, James F. Higgins, Michael
E. Nugent and Philip J. Purcell.

Morgan Stanley Insured Municipal Bond Trust
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002


PRINCIPAL
AMOUNT IN                                                                              COUPON     MATURITY
THOUSANDS                                                                               RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------
           Tax-Exempt Municipal Bonds (135.1%)
           General Obligation (13.2%)
$  2,000   North Slope Borough, Alaska, Ser 2000 B (MBIA) ............................. 0.00 %    06/30/11    $1,396,220
   3,140   Florida, Board of Education, Capital Outlay Refg Ser C (MBIA) .............. 5.00      06/01/19     3,265,569
   2,000   Hawaii Ser 2001 (FGIC) ..................................................... 5.375     08/01/18     2,138,720
           Illinois,
   1,400     Ser 2000 (MBIA) .......................................................... 5.75      12/01/17     1,544,354
   1,300     Ser 2000 (MBIA) .......................................................... 5.75      12/01/18     1,424,722
--------                                                                                                      ----------
   9,840                                                                                                       9,769,585
--------                                                                                                      ----------
           Educational Facilities Revenue (5.0%)
   1,500   New Hampshire Health & Education Facilities Authority,
             University of New Hampshire Ser 2001 (Ambac) ............................. 5.125     07/01/33     1,518,945
   2,000   New York State Dormitory Authority, St John's University Ser 1996 (MBIA) ... 5.70      07/01/26     2,148,640
--------                                                                                                      ----------
   3,500                                                                                                       3,667,585
--------                                                                                                      ----------
           Electric Revenue (4.9%)
   1,400   Alaska Industrial Development & Export Authority, Snettisham
             Hydroelectric 1st Ser (AMT) (Ambac) ...................................... 5.00      01/01/27     1,376,760
   3,000   Long Island Power Authority, New York, Ser 2000 A (FSA) .................... 0.00      06/01/20     1,267,590
   1,000   South Carolina Public Service Authority, 1997 Refg Ser A (MBIA) ............ 5.00      01/01/29       998,480
--------                                                                                                      ----------
   5,400                                                                                                       3,642,830
--------                                                                                                      ----------
           Hospital Revenue (7.2%)
   2,000   Mesa Industrial Development Authority, Arizona, Discovery Health
             Ser 1999 A (MBIA) ........................................................ 5.875     01/01/16     2,217,560
   2,000   University of Missouri, Health Ser 1996 A (Ambac) .......................... 5.50      11/01/16     2,106,300
   1,000   University of North Carolina, Hospitals at Chapel Hill Ser 1999 (Ambac) .... 5.00      02/15/24     1,003,970
--------                                                                                                      ----------
   5,000                                                                                                       5,327,830
--------                                                                                                      ----------
           Industrial Development/Pollution Control Revenue (6.3%)
   2,500   Jasper County, Indiana, Northern Indiana Public Service Co
             Collateralized Ser 1991 (MBIA) ........................................... 7.10      07/01/17     2,589,500
   1,000   Rockport, Indiana, Indiana & Michigan Power Co Ser B (Secondary FGIC)        7.60      03/01/16     1,037,100
   1,000   Burlington, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA) ............... 7.00      06/01/31     1,044,600
--------                                                                                                      ----------
   4,500                                                                                                       4,671,200
--------                                                                                                      ----------

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued


PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE          DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------
             Mortgage Revenue - Multi-Family (4.4%)
 $ 2,955     New York State Housing Finance Agency, 1996 Ser A Refg (FSA) ..............   6.10 %     11/01/15    $3,248,077
 -------                                                                                                          ----------
             Mortgage Revenue - Single Family (4.2%)
   1,000     New Jersey Housing Mortgage Finance Agency, Home Buyer
             Ser 2000 CC (AMT) (MBIA) ..................................................   5.875      10/01/31     1,045,610
   2,000     Virginia Housing Development Authority, 2001 Ser J (MBIA) .................   5.20       07/01/19     2,052,040
 -------                                                                                                          ----------
   3,000                                                                                                           3,097,650
 -------                                                                                                          ----------
             Public Facilities Revenue (11.2%)
   3,000     Denver, Colorado, Civic Center Office Building Ser 2000 B COPs
             (Ambac) ...................................................................   5.50       12/01/21     3,182,490
   3,000     Broward County School Board, Florida, Ser 2001 A COPs (FSA) ...............   5.00       07/01/26     3,020,370
   2,000     Miami-Dade County School Board, Florida, Ser 2001 A COPs (MBIA) ...........   5.00       05/01/31     2,009,020
 -------                                                                                                          ----------
   8,000                                                                                                           8,211,880
 -------                                                                                                          ----------
             Recreational Facilities Revenue (4.6%)
   1,250     College Park Business & Industrial Development Authority, Georgia, Civic
               Center Ser 2000 (Ambac) .................................................   5.75       09/01/26     1,355,900
   2,000     Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac) .........................   5.25       12/01/32     2,043,620
 -------                                                                                                          ----------
   3,250                                                                                                           3,399,520
 -------                                                                                                          ----------
             Tax Allocation Revenue (1.5%)
   1,000     Long Beach Bond, Finance Authority, California, Downtown,
               North Long Beach, Poly High and West Beach Project Areas 2002 Ser A (Ambac) 5.375      08/01/18     1,077,380
                                                                                                                  ----------
             Transportation Facilities Revenue (32.4%)
   2,000     Chicago, Illinois, O'Hare Int'l Airport Passenger Ser A (AMT) (Ambac) .....   5.375      01/01/32     2,037,960
   3,000     Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) ...........   5.50       01/01/15     3,374,490
   1,500     Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
               Refg Ser 2002 D (AMT) (FGIC) ............................................   5.50       12/01/17     1,578,195
   3,000     Nevada Department of Business & Industry, Las Vegas Monorail
               1st Tier Ser 2000 (Ambac) ...............................................   5.375      01/01/40     3,070,470
   2,500     New Hampshire, Turnpike 1991 Refg Ser B & C (FGIC) ........................  11.807[+/+] 11/01/17     3,286,650
             Metropolitan Transportation Authority, New York, State Service Contract
   1,000       Ser 2002 A (MBIA) .......................................................   5.50       01/01/20     1,079,250
   2,000       Ser 2002 B (MBIA) .......................................................   5.50       07/01/20     2,158,500

                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued


PRINCIPAL
AMOUNT IN                                                                              COUPON      MATURITY
THOUSANDS                                                                               RATE         DATE        VALUE
-------------------------------------------------------------------------------------------------------------------------
 $ 1,000     Port Authority of New York & New Jersey, Cons 121 Ser (MBIA) # ........... 5.125%     10/15/30   $ 1,010,760
   2,000     Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) .... 5.25       03/01/18     2,108,140
   2,000     Dallas-Forth Worth International Airport, Texas, Refg & Impr
               Ser 2001 A (AMT) (FGIC) ................................................ 5.50       11/01/31     2,060,080
   2,000     Texas Turnpike Authority, Central Texas First Tier Ser 2002 A (Ambac) .... 5.50       08/15/39     2,092,900
 -------                                                                                                      -----------
  22,000                                                                                                       23,857,395
 -------                                                                                                      -----------
             Water & Sewer Revenue (30.7%)
   2,250     Broward County, Florida, Utility Ser 1991 (FGIC) ......................... 6.00       10/01/20     2,283,030
   2,000     Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac) ..................... 5.75       09/01/25     2,163,720
   2,000     Augusta, Georgia, Water & Sewerage Ser 2000 (FSA) ........................ 5.25       10/01/22     2,060,200
   2,000     Henry County Water & Sewer Authority, Georgia, Ser 2000 (FGIC) ........... 5.625      02/01/30     2,114,040
   1,000     Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC) ............ 5.25       07/01/17     1,061,430
     500     Detroit, Michigan, Water Supply Ser 2001 A (FGIC) ........................ 5.75       07/01/28       540,440
   2,000     St Louis, Missouri, Water Refg Ser 1998 (Ambac) .......................... 4.75       07/01/14     2,089,000
   1,000     Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (Ambac) ......... 5.25       05/15/17     1,055,380
   2,000     Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000 (MBIA).. 5.50       12/01/24     2,102,300
   3,000     Charleston, South Carolina, Waterworks & Sewer Refg & Cap Impr
               Ser 1998 (Secondary FGIC) .............................................. 4.50       01/01/24     2,809,020
   4,000     Norfolk, Virginia, Water Ser 1995 (MBIA) ................................. 5.875      11/01/20     4,372,760
 -------                                                                                                      -----------
  21,750                                                                                                       22,651,320
 -------                                                                                                      -----------
             Refunded (9.5%)
   1,750     Detroit, Michigan, Water Supply Ser 1999 A (FGIC) ........................ 5.75       01/01/10+    2,017,243
   1,425     Port of Portland, Oregon, Portland Int'l Airport Ser Seven B (AMT) (MBIA)  7.10       01/01/12+    1,766,060
   3,000     Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ......... 5.50       10/01/32     3,213,689
 -------                                                                                                      -----------
   6,175                                                                                                        6,996,992
 -------                                                                                                      -----------
  96,370     Total Tax-Exempt Municipal Bonds (Cost $92,058,126).............................................  99,619,244
 -------                                                                                                      -----------

                        See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued


PRINCIPAL
AMOUNT IN                                                                             COUPON      MATURITY
THOUSANDS                                                                              RATE          DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------
             Short-Term Tax-Exempt Municipal Obligations (3.3%)
 $ 1,635     Idaho Health Facilities Authority, St Luke's Regional Medical Center
             Ser 2000 (FSA) (Demand 11/01/02) .......................................  1.99*%     07/01/30      $   1,635,000
     800     Missouri Health & Educational Facilities Authority, Cox Health System
               Ser 1997 (MBIA) (Demand 11/01/02) ....................................  1.95*      06/01/15            800,000
 -------                                                                                                        -------------
   2,435     Total Short-Term Tax-Exempt Municipal Obligations (Cost $2,435,000)...........................         2,435,000
 -------                                                                                                        -------------
 $98,805     Total Investments (Cost $94,493,126) (a) ........................................     138.4%         102,054,244
 =======
             Other Assets in Excess of Liabilities ...........................................       2.4            1,736,263

             Preferred Shares of Beneficial Interest .........................................     (40.8)         (30,054,972)
                                                                                                                -------------
             Net Assets Applicable to Common Shareholders ....................................     100.0%       $  73,735,535
                                                                                                                =============

------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

      AMT      Alternative Minimum Tax.
      COPs     Certificates of Participation.
      ETM      Escrowed to maturity.
       +       Prerefunded to call date shown.
     [+/+]     Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security fluctuates.
       #       Joint exemption in New York and New Jersey.
       *       Current coupon of variable rate demand obligation.
      (a)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,671,590 and the aggregate gross unrealized depreciation is $110,472, resulting in net unrealized appreciation of $7,561,118.

Bond Insurance:
---------------
     Ambac     Ambac Assurance Corporation.
     FGIC      Financial Guaranty Insurance Company.
      FSA      Financial Security Assurance Inc.
     MBIA      Municipal Bond Investors Assurance Corporation.


                        See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued

                        Geographic Summary of Investments

Based on Market Value as a Percent of Net Assets Applicable to Common Shareholders

Alaska .............    3.8%  Idaho .............   2.2%    New Hampshire ...........    6.5%  Pennsylvania ...............    5.7%
Arizona ............    3.0   Illinois ..........  11.4     New Jersey ..............    2.8   Puerto Rico ................    4.3
California .........    1.5   Indiana ...........   4.9     New Mexico ..............    1.4   South Carolina .............    5.2
Colorado ...........    4.3   Kansas ............   1.4     New York ................   14.8   Texas ......................    5.6
Florida ............   17.3   Michigan ..........   5.6     North Carolina ..........    1.4   Virginia ...................    8.7
Georgia ............    7.5   Missouri ..........   6.8     Ohio ....................    2.8   Joint exemptions* ..........   (1.4)
Hawaii .............    4.3   Nevada ............   4.2     Oregon ..................    2.4                                 -----
                                                                                               Total ......................  138.4%
                                                                                                                             =====

------------
*  Joint exemptions have been included in each geographic location.




                        See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
October 31, 2002

Assets:
Investments in securities, at value
  (cost $94,493,126).......................................................................     $102,054,244
Cash ......................................................................................           28,785
Interest receivable .......................................................................        1,579,783
Prepaid expenses ..........................................................................          265,144
                                                                                                ------------
    Total Assets ..........................................................................      103,927,956
                                                                                                ------------
Liabilities:
Payable for:
    Investment management fee .............................................................           34,223
    Common shares of beneficial interest repurchased ......................................            1,436
Accrued expenses ..........................................................................          101,790
                                                                                                ------------
    Total Liabilities .....................................................................          137,449
                                                                                                ------------
Preferred shares of beneficial interest, (at liquidation value)
  (1,000,000 shares authorized of non-participating $.01 par value, 600 shares outstanding)       30,054,972
                                                                                                ------------
    Net Assets Applicable to Common Shareholders ..........................................     $ 73,735,535
                                                                                                ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value,
  4,637,620 shares outstanding) ...........................................................     $ 64,271,181
Net unrealized appreciation ...............................................................        7,561,118
Accumulated undistributed net investment income ...........................................          838,526
Accumulated undistributed net realized gain ...............................................        1,064,710
                                                                                                ------------
    Net Assets Applicable to Common Shareholders ..........................................     $ 73,735,535
                                                                                                ============
Net Asset Value Per Common Share,
($73,735,535 divided by 4,637,620 common shares outstanding)...............................           $15.90
                                                                                                      ======


                        See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust
FINANCIAL STATEMENTS continued


Statement of Operations
For the year ended October 31, 2002


Net Investment Income:
Interest Income ........................................................   $5,488,169
                                                                           ----------
Expenses
Investment management fee ..............................................      359,793
Auction commission fees ................................................      123,423
Professional fees ......................................................       66,991
Transfer agent fees and expenses .......................................       26,806
Custodian fees .........................................................       23,880
Trustees' fees and expenses ............................................       19,663
Shareholder reports and notices ........................................       18,015
Registration fees ......................................................       14,092
Auction agent fees .....................................................        8,071
Other ..................................................................       20,950
                                                                           ----------
  Total Expenses .......................................................      681,684

Less: expense offset ...................................................      (23,862)
                                                                           ----------
  Net Expenses .........................................................      657,822
                                                                           ----------
  Net Investment Income ................................................    4,830,347
                                                                           ----------
Net Realized and Unrealized Gain:
Net realized gain ......................................................    1,068,752
Net change in unrealized appreciation ..................................      174,575
                                                                           ----------
  Net Gain .............................................................    1,243,327
                                                                           ----------
Dividends to preferred shareholders from net investment income .........     (837,834)
                                                                           ----------
Net Increase ...........................................................   $5,235,840
                                                                           ==========


                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets


                                                                                        FOR THE YEAR         FOR THE YEAR
                                                                                            ENDED               ENDED
                                                                                      OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                                      ----------------     ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income .................................................................. $ 4,830,347          $ 5,141,592
Net realized gain ......................................................................   1,068,752              723,663
Net change in unrealized appreciation ..................................................     174,575            4,460,296
Dividends to preferred shareholders from net investment income .........................    (837,834)          (1,214,910)
                                                                                         -----------          -----------
  Net Increase .........................................................................   5,235,840            9,110,641
                                                                                         -----------          -----------
Dividends and Distributions to Common Shareholders from:
Net investment income ..................................................................  (3,832,763)          (3,757,104)
Net realized gain ......................................................................    (654,365)                   -
                                                                                         -----------          -----------
  Total Dividends and Distributions ....................................................  (4,487,128)          (3,757,104)
                                                                                         -----------          -----------
Decrease from transactions in common shares of beneficial interest .....................  (1,611,985)          (1,843,603)
                                                                                         -----------          -----------
  Net Increase (Decrease) ..............................................................    (863,273)           3,509,934

Net Assets Applicable to Common Shareholders:
Beginning of period ....................................................................  74,598,808           71,088,874
                                                                                         -----------          -----------
End of Period
(Including accumulated undistributed net investment income of $838,526 and $609,754,
respectively) .......................................................................... $73,735,535          $74,598,808
                                                                                         ===========          ===========

                        See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002


1. Organization and Accounting Policies

Morgan Stanley Insured Municipal Bond Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on February 27, 1990 and commenced operations on February 28, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment

Morgan Stanley Insured Municipal Bond Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued


income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $16,132,162 and $17,114,243, respectively. Included in the aforementioned are purchases with Morgan Stanley Insured Municipal Trust, an affiliate of the Investment Manager, in the amount of $979,240.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $3,100.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,458. At October 31, 2002, the Trust had an accrued pension liability of $53,395 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Morgan Stanley Insured Municipal Bond Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued


Dividends, which are cumulative, are reset through auction procedures.

            AMOUNT IN                     RESET          RANGE OF
SHARES*     THOUSANDS*       RATE*        DATE       DIVIDEND RATES**
-------     ----------       -----        ----       ----------------
  600        $30,000         2.199%     07/08/04       1.35% - 2.80%

------------
*    As of October 31, 2002.

**   For the year ended October 31, 2002.


Subsequent to October 31, 2002 and up through December 6, 2002, the Trust paid dividends at a rate of 2.199% in the aggregate amount of $109,944.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                                              CAPITAL
                                                                                                              PAID IN
                                                                                                             EXCESS OF
                                                                                SHARES      PAR VALUE        PAR VALUE
                                                                                ------      ---------        ---------
Balance, October 31, 2000 ...............................................     4,883,920      $ 48,840      $ 67,662,695
Treasury shares purchased and retired (weighted average discount 9.67%)*       (133,900)       (1,339)       (1,842,264)
                                                                              ---------      --------      ------------
Balance, October 31, 2001 ...............................................     4,750,020        47,501        65,820,431
Treasury shares purchased and retired (weighted average discount 7.18%)*       (112,400)       (1,124)       (1,610,861)
Reclassification due to permanent book/tax differences ..................             -             -            15,234
                                                                              ---------      --------      ------------
Balance, October 31, 2002 ...............................................     4,637,620      $ 46,377      $ 64,224,804
                                                                              =========      ========      ============

------------
   *   The Trustees have voted to retire the shares purchased.

Morgan Stanley Insured Municipal Bond Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued


6. Federal Income Tax Status

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold and market discount retained by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $4,039, accumulated undistributed net investment income was charged $11,195 and paid-in-capital was credited $15,234.

7. Dividends to Common Shareholders

On September 24, 2002, the Trust declared the following dividends from net investment income:


  AMOUNT              RECORD             PAYABLE
PER SHARE              DATE                DATE
---------        ----------------    -----------------
 $0.075          November 8, 2002    November 22, 2002
 $0.075          December 6, 2002    December 20, 2002

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2002, the Trust held positions in residual interest bonds having a total value of $3,286,650, which represents 4.5% of the Trust's net assets applicable to common shareholders.

10. Change in Accounting Policy

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $80,217 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the year ended October 31, 2002 was to increase net investment income by $5,432; decrease unrealized appreciation by $9,471 and increase net realized gains by $4,039. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Insured Municipal Bond Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued


11. Change in Financial Statement Classification for Preferred Shares

In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current reporting period, the Trust has reclassified its Preferred Shares out of the composition of net assets section on the Statement of Assets and Liabilities. In addition, dividends to preferred shareholders are now classified as a component of operations on the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Additionally, the categories of investments on the Portfolio of Investments are shown as a percentage of net assets applicable to common shareholders. Prior year amounts have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shareholders of the Trust.

Morgan Stanley Insured Municipal Bond Trust
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                          -----------------------------------------------------------------
                                                            2002         2001           2000          1999           1998
                                                          --------     --------       --------      --------       --------
Selected Per Share Data:
Net asset value, beginning of period ...................   $15.70       $14.56        $ 14.09        $15.64        $ 15.53
                                                           ------       ------        -------        ------        -------
Income (loss) from investment operations:
  Net investment income* ...............................     1.03         1.07           1.09          1.11           1.20
  Net realized and unrealized gain (loss) ..............     0.28         1.06           0.43         (1.53)          0.11
  Common share equivalent of dividends paid to
    preferred shareholders* ............................    (0.18)       (0.25)         (0.25)        (0.22)         (0.21)
                                                           ------       ------        -------        ------        -------
Total income (loss) from investment operations .........     1.13         1.88           1.27         (0.64)          1.10
                                                           ------       ------        -------        ------        -------
Less dividends and distributions from:
  Net investment income ................................    (0.82)       (0.78)         (0.86)        (0.92)         (0.99)
  Net realized gain ....................................    (0.14)           -              -             -              -
                                                           ------       ------        -------        ------        -------
Total dividends and distributions ......................    (0.96)       (0.78)         (0.86)        (0.92)         (0.99)
                                                           ------       ------        -------        ------        -------
Anti-dilutive effect of acquiring treasury shares* .....     0.03         0.04           0.06          0.01              -
                                                           ------       ------        -------        ------        -------
Net asset value, end of period .........................   $15.90       $15.70        $ 14.56        $14.09        $ 15.64
                                                           ======       ======        =======        ======        =======
Market value, end of period ............................   $14.31       $14.29        $13.125        $12.50        $16.125
                                                           ======       ======        =======        ======        =======
Total Return+ ..........................................     7.01%       15.19%         12.12%       (17.60)%         7.03%
Ratios to Average Net Assets of Common Shareholders:
Expenses (before expense offset) .......................     0.94%(3)     0.93%(3)       0.95%(2)      0.91%(1)       0.87%(1)
Net investment income before preferred stock dividends .     6.66%(4)     7.00%          7.67%         7.36%          7.65%
Preferred stock dividends ..............................     1.16%        1.65%          1.75%         1.44%          1.37%
Net investment income available to common shareholders .     5.50%(4)     5.35%          5.92%         5.92%          6.28%
Supplemental Data:
Net assets applicable to common shareholders,
  end of period, in thousands ..........................  $73,736      $74,599        $71,089       $71,786        $80,341
Asset coverage on preferred shares at end of period ....      345%         348%           336%          338%           367%
Portfolio turnover rate. ...............................       16%          16%            26%           29%             6%

------------
  * The per share amounts were computed using an average number of common shares outstanding during the period.
  + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
 (1)  Does not reflect the effect of expense offset of 0.01%.
 (2)  Does not reflect the effect of expense offset of 0.02%.
 (3)  Does not reflect the effect of expense offset of 0.03%.
 (4) Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley Insured Municipal Bond Trust
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Insured Municipal Bond Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured Municipal Bond Trust (the "Trust"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured Municipal Bond Trust as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 9, 2002


                      2002 Federal Tax Notice (unaudited)

      During the year ended October 31, 2002, the Trust paid the following per share amounts from tax-exempt income: $0.85 to common shareholders and $1,190 to preferred shareholders. For the year ended October 31, 2002, the Trust paid the following per share amounts from long-term capital gains: $0.11 to common shareholders and $231 to preferred shareholders.

Morgan Stanley Insured Municipal Bond Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:


                                                     Term of
                                                    Office and
                                     Position(s)     Length of
       Name, Age and Address of       Held with        Time
         Independent Trustee         Registrant      Served*            Principal Occupation(s) During Past 5 Years
-----------------------------------  ----------     ----------          ------------------------------------------------
Michael Bozic (61)                    Trustee       Since               Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        April 1994          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                     formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                           (December 1998-October 2000), Chairman and
New York, NY                                                            Chief Executive Officer of Levitz Furniture
                                                                        Corporation (November 1995-November 1998)
                                                                        and President and Chief Executive Officer of
                                                                        Hills Department Stores (May 1991-July 1995);
                                                                        formerly variously Chairman, Chief Executive
                                                                        Officer, President and Chief Operating Officer
                                                                        (1987-1991) of the Sears Merchandise Group
                                                                        of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Trustee       Since               Director or Trustee of the Morgan Stanley
c/o Summit Ventures LLC                             January 1993        Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                           United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                      and Chairman, Senate Banking Committee
Salt Lake City, UT                                                      (1980-1986); formerly Mayor of Salt Lake City,
                                                                        Utah (1971-1974); formerly Astronaut, Space
                                                                        Shuttle Discovery (April 12-19, 1985); Vice
                                                                        Chairman, Huntsman Corporation (chemical
                                                                        company); member of the Utah Regional
                                                                        Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Trustee       Since               Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        September 1997      Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                     formerly associated with the Allstate
1675 Broadway                                                           Companies (1966-1994), most recently as
New York, NY                                                            Chairman of The Allstate Corporation
                                                                        (March 1993-December 1994) and Chairman
                                                                        and Chief Executive Officer of its wholly-owned
                                                                        subsidiary, Allstate Insurance Company
                                                                        (July 1989-December 1994).


                                          Number of
                                        Portfolios in
                                            Fund
                                           Complex
       Name, Age and Address of           Overseen
         Independent Trustee            by Trustee**           Other Directorships Held by Trustee
-------------------------------------  --------------   ------------------------------------------------
Michael Bozic (61)                          129         Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                          129         Director of Franklin Covey (time management
c/o Summit Ventures LLC                                 systems), BMW Bank of North America, Inc.
1 Utah Center                                           (industrial loan corporation), United Space
201 S. Main Street                                      Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                                      and the Boeing Company) and Nuskin Asia
                                                        Pacific (multilevel marketing); member of the
                                                        board of various civic and charitable
                                                        organizations.

Wayne E. Hedien (68)                        129         Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw                            mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees                     Chairman of The Field Museum of Natural
1675 Broadway                                           History; director of various other business and
New York, NY                                            charitable organizations.

Morgan Stanley Insured Municipal Bond Trust
Trustee and Officer Information continued



                                                       Term of
                                                     Office and
                                       Position(s)    Length of
        Name, Age and Address of        Held with       Time
          Independent Trustee          Registrant      Served*          Principal Occupation(s) During Past 5 Years
-------------------------------------  -----------   ----------        ----------------------------------------------
Dr. Manuel H. Johnson (53)              Trustee       Since            Chairman of the Audit Committee and Director
c/o Johnson Smick International, Inc.                 July 1991        or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                          TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                       Smick International, Inc., a consulting firm;
                                                                       Co-Chairman and a founder of the Group of
                                                                       Seven Council (G7C), an international economic
                                                                       commission; formerly Vice Chairman of the
                                                                       Board of Governors of the Federal Reserve
                                                                       System and Assistant Secretary of the U.S.
                                                                       Treasury.

Michael E. Nugent (66)                  Trustee       Since            Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                             July 1991        Director or Trustee of the Morgan Stanley
237 Park Avenue                                                        Funds and the TCW/DW Term Trusts; director/
New York, NY                                                           trustee of various investment companies
                                                                       managed by Morgan Stanley Investment
                                                                       Management Inc. and Morgan Stanley
                                                                       Investments LP (since July 2001); General
                                                                       Partner, Triumph Capital, L.P., a private
                                                                       investment partnership; formerly Vice
                                                                       President, Bankers Trust Company and BT
                                                                       Capital Corporation (1984-1988).


                                           Number of
                                         Portfolios in
                                             Fund
                                            Complex
        Name, Age and Address of           Overseen
          Independent Trustee            by Trustee**          Other Directorships Held by Trustee
-------------------------------------   --------------     ----------------------------------------------
Dr. Manuel H. Johnson (53)                    129          Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.                      Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.                              Accounting Foundation (oversight organization
Washington, D.C.                                           of the Financial Accounting Standards Board).

Michael E. Nugent (66)                        207          Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

Morgan Stanley Insured Municipal Bond Trust
Trustee and Officer Information continued

Interested Trustees:



                                                         Term of
                                                       Office and
                                     Position(s)        Length of
  Name, Age and Address of           Held with            Time
     Interested Trustee              Registrant          Served*         Principal Occupation(s) During Past 5 Years
-----------------------------   --------------------   -----------    -------------------------------------------------
Charles A. Fiumefreddo (69)     Chairman and Trustee   Since          Chairman and Director or Trustee of the
c/o Morgan Stanley Trust                               July 1991      Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                          Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                            Officer and Director of the Investment Manager,
Jersey City, NJ                                                       the Distributor and Morgan Stanley Services,
                                                                      Executive Vice President and Director of
                                                                      Morgan Stanley DW, Chairman and Director of
                                                                      the Transfer Agent, and Director and/or officer
                                                                      of various Morgan Stanley subsidiaries (until
                                                                      June 1998) and Chief Executive Officer of the
                                                                      Morgan Stanley Funds and the TCW/DW Term
                                                                      Trusts (until September 2002).

James F. Higgins (54)           Trustee                Since          Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                               June 2000      August 2000); Director of the Distributor and
Harborside Financial Center,                                          Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                            the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                       Term Trusts (since June 2000); previously
                                                                      President and Chief Operating Officer of the
                                                                      Private Client Group of Morgan Stanley
                                                                      (May 1999-August 2000), President and Chief
                                                                      Operating Officer of Individual Securities of
                                                                      Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (59)          Trustee                Since          Director or Trustee of the Morgan Stanley
1585 Broadway                                          April 1994     Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                          of the Board of Directors and Chief Executive
                                                                      Officer of Morgan Stanley and Morgan Stanley
                                                                      DW; Director of the Distributor; Chairman of the
                                                                      Board of Directors and Chief Executive Officer
                                                                      of Novus Credit Services Inc.; Director and/or
                                                                      officer of various Morgan Stanley subsidiaries.




                                    Number of
                                  Portfolios in
                                      Fund
                                     Complex
  Name, Age and Address of          Overseen
     Interested Trustee           by Trustee**           Other Directorships Held by Trustee
-----------------------------    --------------    --------------------------------------------
Charles A. Fiumefreddo (69)           129          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)                 129          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)                129          Director of American Airlines, Inc. and its
1585 Broadway                                      parent company, AMR Corporation.
New York, NY

------------
  * Each Trustee serves an indefinite term, until his or her successor is elected.
 ** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Insured Municipal Bond Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                       Term of
                                                     Office and
                                  Position(s)         Length of
  Name, Age and Address of        Held with             Time
      Executive Officer           Registrant           Served*                 Principal Occupation(s) During Past 5 Years
----------------------------   ---------------     ---------------    ------------------------------------------------------------
Mitchell M. Merin (49)         President and       President since    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Chief Executive     May 1999 and       Investment Management (since December 1998); President,
New York, NY                   Officer             Chief Executive    Director (since April 1997) and Chief Executive Officer
                                                   Officer since      (since June 1998) of the Investment Manager and Morgan
                                                   September 2002     Stanley Services; Chairman, Chief Executive Officer and
                                                                      Director of the Distributor (since June 1998); Chairman
                                                                      (since June 1998) and Director (since January 1998) of the
                                                                      Transfer Agent; Director of various Morgan Stanley
                                                                      subsidiaries; President (since May 1999) and Chief Executive
                                                                      Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                      investment companies (since December 1999); previously Chief
                                                                      Strategic Officer of the Investment Manager and Morgan
                                                                      Stanley Services and Executive Vice President of the
                                                                      Distributor (April 1997-June 1998), Vice President of the
                                                                      Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                      Vice President of Morgan Stanley.

Barry Fink (47)                Vice President,     Since              General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    Secretary and       February 1997      (since December 2000) of Morgan Stanley Investment
New York, NY                   General Counsel                        Management; Managing Director (since December 2000), and
                                                                      Secretary and General Counsel (since February 1997) and
                                                                      Director (since July 1998) of the Investment Manager and
                                                                      Morgan Stanley Services; Assistant Secretary of Morgan
                                                                      Stanley DW; Vice President, Secretary and General Counsel of
                                                                      the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                      February 1997); Vice President and Secretary of the
                                                                      Distributor; previously, Senior Vice President, Assistant
                                                                      Secretary and Assistant General Counsel of the Investment
                                                                      Manager and Morgan Stanley Services.

Thomas F. Caloia (56)          Treasurer           Since              First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust                           April 1989         Manager, the Distributor and Morgan Stanley Services;
Harborside Financial Center,                                          Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)         Vice President      Since              Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        October 1998       (since February 1999) of the Investment Manager and Morgan
New York, NY                                                          Stanley Services and Chief Executive Officer and Director of
                                                                      the Transfer Agent; previously Managing Director of the TCW
                                                                      Group Inc.

Joseph J. McAlinden (59)       Vice President      Since              Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        July 1995          Investment Manager, Morgan Stanley Investment Management Inc.
New York, NY                                                          and Morgan Stanley Investments LP; Director of the Transfer
                                                                      Agent; Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)             Vice President      Since              Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust       and Chief           September 2002     Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center,   Financial Officer                      2002); Executive Director of the Investment Manager and
Plaza Two,                                                            Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                       Vice President of the Investment Manager and Morgan Stanley
                                                                      Services (August 2000-November 2001), Senior Manager at
                                                                      PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                      Associate-Fund Administration at BlackRock Financial
                                                                      Management (July 1996-December 1997).

James F. Willison (58)         Vice President      Since Inception    Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                                           Manager and/or its investment management affiliates for over
New York, New York                                                    5 years.

Joseph R. Arcieri (53)         Vice President      Since January      Executive Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        2002               Manager and/or its investment management affiliates for over
New York, New York                                                    5 years.

Robert W. Wimmel (37)          Vice President      Since January      Vice President and Portfolio Manager of the Investment Manager
1 Parkview Plaza                                   2002               and/or its investment management affiliates for over 5 years.
Oakbrook Terrace, Illinois

------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



Investments and services offered through Morgan Stanley DW Inc., member SIPC.


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[MORGAN STANLEY LOGO]

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MORGAN STANLEY INSURED MUNICIPAL BOND TRUST
37931RPT-9134K02-AS-11/02





ANNUAL REPORT
October 31, 2002
--------------------------------------------------------------------------------